MD&A - Capital management	12 Months Ended
Dec. 31, 2020
Disclosure MDA Capital Management [Line Items]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory

Audited | An adequate level of total loss-absorbing capacity (TLAC) meeting both internal assessment and regulatory requirements is a prerequisite for conducting our business activities.

Audited | We manage our balance sheet, RWA, leverage ratio denominator (LRD) and TLAC ratio levels on the basis of our regulatory TLAC requirements and within our internal limits and targets. Our strategic focus is on achieving an optimal attribution and use of financial resources between our business divisions and Group Functions, as well as between our legal entities, while remaining within the limits defined for the Group and allocated to the business divisions by the Board of Directors (the BoD). These resource allocations, in turn, affect business plans and earnings projections, which are reflected in our capital plans.

The annual strategic planning process includes a capital-planning component that is key in defining our capital targets. It is based on an attribution of Group RWA and LRD internal limits to the business divisions.

Limits and targets are established at Group and business division levels, and are approved by the BoD at least annually. In the target-setting process, we take into account the current and potential future TLAC requirements, our aggregate risk exposure in terms of capital-at-risk, the assessment by rating agencies, comparisons with peers and the effect of expected accounting policy changes.

Regulatory capital and movement [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital
USD million	31.12.20	31.12.19[1]
Total IFRS equity	59,765	54,675
Equity attributable to non-controlling interests	(319)	(174)
Defined benefit plans, net of tax	(41)	(9)
Deferred tax assets recognized for tax loss carry-forwards	(5,617)	(6,121)
Deferred tax assets on temporary differences, excess over threshold	(5)	(235)
Goodwill, net of tax[2]	(6,319)	(6,178)
Intangible assets, net of tax	(296)	(195)
Compensation-related components (not recognized in net profit)	(1,349)	(1,717)
Expected losses on advanced internal ratings-based portfolio less provisions	(330)	(495)
Unrealized (gains) / losses from cash flow hedges, net of tax	(2,321)	(1,260)
Own credit related to gains / losses on financial liabilities measured at fair value that existed at the balance sheet date	382	93
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(45)	(46)
Unrealized gains related to debt instruments at fair value through OCI, net of tax	(152)	(32)
Prudential valuation adjustments	(150)	(104)
Accruals for dividends to shareholders	(1,314)	(2,628)
Capital reserve for potential share repurchases	(2,000)
Other	0	(40)
Total common equity tier 1 capital	39,890	35,535
1 Refer to the “Accounting and financial reporting” and “Consolidated financial statements” sections of this report for information on the restatement of comparative information, where applicable. 2 Includes goodwill related to significant investments in financial institutions of USD 413 million as of 31 December 2020 (31 December 2019: USD 178 million) presented on the balance sheet line Investments in associates.

Audited | Our CET1 capital mainly consists of: share capital; share premium, which primarily consists of additional paid-in capital related to shares issued; and retained earnings. A detailed reconciliation of IFRS equity to CET1 capital is provided in the “Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital” table.

Our CET1 capital increased by USD 4.4 billion to USD 39.9 billion as of 31 December 2020, mainly as a result of operating profit before tax of USD 8.2 billion, foreign currency translation effects of USD 1.2 billion and deferred tax assets on temporary differences of USD 0.4 billion. The increase was partly offset by our capital reserve for potential share repurchases of USD 2.0 billion, accruals for dividends of USD 1.3 billion, current tax expenses of USD 1.2 billion, share repurchases under our share repurchase program of USD 0.4 billion, and defined benefit plans of USD 0.3 billion.

›Refer to “UBS shares” in this section for more information about the share repurchase program

Our loss-absorbing additional tier 1 (AT1) capital was stable at USD 16.3 billion, as the call of a USD 1.25 billion AT1 capital instrument was offset by a USD 0.75 billion issuance of an AT1 capital instrument, as well as foreign currency translation and interest rate risk hedge effects.

Audited | Our total gone concern loss-absorbing capacity included USD 37.8 billion of TLAC-eligible senior unsecured debt, and increased by USD 7.8 billion to USD 45.5 billion as of 31 December 2020.

UBS AG
Disclosure MDA Capital Management [Line Items]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory

Audited | An adequate level of total loss-absorbing capacity (TLAC) meeting both internal assessment and regulatory requirements is a prerequisite for conducting our business activities.

Audited | We manage our balance sheet, RWA, leverage ratio denominator (LRD) and TLAC ratio levels on the basis of our regulatory TLAC requirements and within our internal limits and targets. Our strategic focus is on achieving an optimal attribution and use of financial resources between our business divisions and Group Functions, as well as between our legal entities, while remaining within the limits defined for the Group and allocated to the business divisions by the Board of Directors (the BoD). These resource allocations, in turn, affect business plans and earnings projections, which are reflected in our capital plans.

The annual strategic planning process includes a capital-planning component that is key in defining our capital targets. It is based on an attribution of Group RWA and LRD internal limits to the business divisions.

Limits and targets are established at Group and business division levels, and are approved by the BoD at least annually. In the target-setting process, we take into account the current and potential future TLAC requirements, our aggregate risk exposure in terms of capital-at-risk, the assessment by rating agencies, comparisons with peers and the effect of expected accounting policy changes.

Regulatory capital and movement [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital (UBS Group AG vs UBS AG consolidated)
	As of 31.12.20
USD million	UBS Group AG(consolidated)	UBS AG(consolidated)	Difference
Total IFRS equity	59,765	58,073	1,691
Equity attributable to non-controlling interests	(319)	(319)	0
Defined benefit plans, net of tax	(41)	(41)	0
Deferred tax assets recognized for tax loss carry-forwards	(5,617)	(5,617)	0
Deferred tax assets on temporary differences, excess over threshold	(5)	(126)	121
Goodwill, net of tax	(6,319)	(6,319)	0
Intangible assets, net of tax	(296)	(296)	0
Compensation-related components (not recognized in net profit)	(1,349)	0	(1,349)
Expected losses on advanced internal ratings-based portfolio less provisions	(330)	(330)	0
Unrealized (gains) / losses from cash flow hedges, net of tax	(2,321)	(2,321)	0
Own credit related to gains / losses on financial liabilities measured at fair value that existed at the balance sheet date	382	382	0
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(45)	(45)	0
Unrealized gains related to debt instruments at fair value through OCI, net of tax	(152)	(152)	0
Prudential valuation adjustments	(150)	(150)	0
Accruals for dividends to shareholders	(1,314)	(4,539)	3,225
Capital reserve for potential share repurchases	(2,000)	0	(2,000)
Other	0	(20)	20
Total common equity tier 1 capital	39,890	38,181	1,709